SIGNIFICANT ACCOUNTING POLICIES - Schedule of Balance of and Changes in Liability for Future Policy Benefits (Details) $ in Millions	Dec. 31, 2020 USD ($)
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance recoverable	$ (2,209)
Net liability for future policy benefits, after reinsurance recoverable	6,252
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	(356)
Effect of remeasurement of liability at current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	1,484
Corporate and Other | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	(111)
Protection Solutions PFBL | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	30
PDR | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	(146)
Rider Reserves and Term Reinsurance | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	(79)
Term | Protection Solutions
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance recoverable	(372)
Net liability for future policy benefits, after reinsurance recoverable	1,602
Term | Protection Solutions | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	0
Term | Protection Solutions | Effect of remeasurement of liability at current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	559
Payout | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance recoverable	0
Net liability for future policy benefits, after reinsurance recoverable	3,407
Payout | Individual Retirement | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	(171)
Payout | Individual Retirement | Effect of remeasurement of liability at current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	531
Group Pension | Corporate and Other
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance recoverable	0
Net liability for future policy benefits, after reinsurance recoverable	780
Group Pension | Corporate and Other | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	(85)
Group Pension | Corporate and Other | Effect of remeasurement of liability at current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	94
Health | Corporate and Other
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance recoverable	(1,837)
Net liability for future policy benefits, after reinsurance recoverable	463
Health | Corporate and Other | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	(100)
Health | Corporate and Other | Effect of remeasurement of liability at current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions	$ 300